ALLIANCE MUNICIPAL INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1997


ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

December 3, 1997

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's fiscal reporting period ended October 31, 1997. Over the past year, all of the Fund's Portfolios produced excellent total returns and outperformed their respective benchmarks, the Lipper Municipal Debt Fund Averages.


MUNICIPAL INCOME FUND - CLASS A SHARES
Periods Ended October 31, 1997

                               TOTAL       LIPPER
                              RETURN      RANKING*
PORTFOLIO                   12 MONTHS    12 MONTHS
---------                   ---------    ---------
National                       9.88%      #10/231
California                    10.07%      #9/105
New York                      10.52%      #1/93
Insured National               8.77%      #3/49
Insured California             9.18%      #1/25


* FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. LIPPER RANKINGS FOR THE FIVE- AND TEN-YEAR PERIODS ENDED 10/31/97 WERE: #14 OF 108 AND #7 OF 68 FOR THE NATIONAL PORTFOLIO; #2 OF 22 AND #3 OF 17 FOR THE INSURED NATIONAL PORTFOLIO; #8 OF 50 AND #2 OF 30 FOR THE CALIFORNIA PORTFOLIO; #4 OF 8 AND #5 OF 7 FOR THE INSURED CALIFORNIA PORTFOLIO; AND #7 OF 44 AND #4 OF 27 FOR THE NEW YORK PORTFOLIO.

   THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE FOR CLASS A SHARES. TOTAL RETURNS FOR CLASS B AND C SHARES WILL DIFFER. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED.


Additionally, the Fund's five portfolios have also received excellent rankings among municipal income funds in their respective peer groups tracked by Lipper for the 12 months ended October 31, 1997. Lipper rankings are for the Fund's Class A shares and are based on total returns at net asset value, without the imposition of the maximum 4.25% sales charge, which would reduce total return figures.

MARKET OVERVIEW
For the fiscal year ended October 31, 1997, municipal bonds delivered a third consecutive year of excellent returns to investors. Following the trend established in 1996, interest rates remained within a trading range, driven by mild volatility in economic indicators more than by secular movement toward significantly higher (or lower) yields. Municipal bond yield ratios, relative to taxable investments, improved as the threat of significant tax reform subsided. Credit ratings of municipal issuers saw a marked improvement during the year due to higher than anticipated revenues derived from a strong domestic economy. This stable rate and taxation environment combined with improving municipal credit quality resulted in municipal bonds producing some of the most attractive returns in the fixed income markets year-to-date.

During the third quarter of 1997, the pace of new issuance of municipal debt picked up after a slow first half. The decline in interest rates during the latter half of the year is expected to produce new issue volume exceeding 1996 levels. Demand has more than matched this supply due to reinvestment of proceeds from maturing or called bonds, continued reallocation of stock market profits to bonds and a surge in money from bank trust departments converting common fund assets into mutual fund assets.

INVESTMENT STRATEGY
The Alliance Municipal Income Portfolios seek to provide shareholders with high current tax-free income. At the same time, the Portfolios are managed to maintain relative stability of principal without sacrificing competitive returns.

The average credit quality of the securities in the portfolios continues to be very high. The management team has chosen to focus on higher quality bonds due to the yield compression between lower quality issues and higher quality issues in the market. This compression of yields exists for two reasons. First, the municipal bond market is income-driven. Because of the benefit of tax exempt income, tremendous investor demand exists with little regard for risk. Second, the ready availability and affordability of bond insurance has led to a record number of issues marketed with credit enhancement. This has dramatically increased the number of high grade issues in the market. At Alliance, we believe that there is currently better value in the high quality segment of the municipal market and we will continue to focus on this sector until conditions change.


1



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

OUTLOOK
We believe that 1998 should be another good year for fixed income investors, although there is the possibility that inflationary pressures may begin to surface because of strength in the domestic U.S. economy. However, we expect interest rates to remain in a narrow range, with levels trending lower in the future. We would consider any backup in rates as an opportunity to lock in attractive yields and to improve portfolio call protection. Overall, we believe that inflation will remain in check, demand for investments will be strong and that the environment for fixed income investors will be positive.

We appreciate your investment in Alliance Municipal Income Fund and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



HOW YOUR PORTFOLIO PERFORMED
OVER THE PAST FISCAL YEAR                        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The Portfolios' Class A shares total returns for the periods ended October 31, 1997 are shown below. We have also shown, for comparison, returns for the overall municipal bond market, represented by the Lipper Municipal Debt Funds Average. Current yields and returns for Class B and Class C shares are on the next page.


INVESTMENT RESULTS
_______________________________________________________________________________

MUNICIPAL INCOME FUND - CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE

                        PORTFOLIO   LIPPER AVERAGE   PORTFOLIO   LIPPER AVERAGE
                          TOTAL          TOTAL         TOTAL          TOTAL
                        RETURNS -      RETURNS -     RETURNS -      RETURNS -
                        6 MONTHS       6 MONTHS      12 MONTHS      12 MONTHS
                       ----------   --------------  -----------  --------------
National                  7.53%          6.35%          9.88%          8.12%
California                7.91%          6.59%         10.07%          8.30%
New York                  7.91%          6.24%         10.52%          8.04%
Insured National          7.88%          6.11%          8.77%          7.38%
Insured California        7.42%          6.30%          9.18%          7.76%


INVESTMENT OBJECTIVE AND POLICIES
_______________________________________________________________________________

The five portfolios of Alliance Municipal Income Fund, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state tax that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.


3



INVESTMENT RESULTS
AS OF OCTOBER 31, 1997                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                               AVERAGE ANNUAL TOTAL RETURNS            TAXABLE
                      ---------------------------------------        EQUIVALENT
                      WITHOUT SALES CHARGE  WITH SALES CHARGE          YIELD IN
                      --------------------  -----------------  30-DAY  36% TAX
                                   SINCE               SINCE    SEC    BRACKET*
                         1 YEAR  INCEPTION  1 YEAR  INCEPTION  YIELD*  (AT NAV)
                       --------  ---------  ------  ---------  ------  --------
NATIONAL PORTFOLIO
Class A                   9.88%     8.30%    5.18%     7.86%    4.93%    8.27%
Class B                   9.16      6.66     6.16      6.66     4.44     7.27
Class C                   9.18      6.07     8.18      6.07     4.45     7.27
CALIFORNIA PORTFOLIO
Class A                  10.07      8.19     5.40      7.75     5.13     9.11
Class B                   9.29      6.80     6.29      6.80     4.65     7.92
Class C                   9.29      6.28     8.29      6.28     4.65     7.92
NEW YORK PORTFOLIO
Class A                  10.52      7.41     5.81      6.97     5.13     9.61
Class B                   9.72      6.32     6.72      6.32     4.65     8.35
Class C                   9.72      5.69     8.72      5.69     4.67     8.35
INSURED NATIONAL
PORTFOLIO
Class A                   8.77      7.86     4.11      7.43     4.29     7.72
Class B                   8.07      6.66     5.07      6.66     3.78     6.73
Class C                   8.07      6.05     7.07      6.05     3.81     6.73
INSURED CALIFORNIA
PORTFOLIO
Class A                   9.18      7.98     4.57      7.58     4.37     8.82
Class B                   8.37      6.12     5.37      6.12     3.87     7.58
Class C                   8.37      5.51     7.37      5.51     3.87     7.58


*  Yields are for the 30-day period ended 10/31/97.


4



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

NATIONAL PORTFOLIO
10/31/87 TO 10/31/97

$24,000
$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

NATIONAL PORTFOLIO CLASS A AT NAV: $24,748

NATIONAL PORTFOLIO CLASS A AT OFFERING: $23,702

LIPPER GENERAL MUNI FUNDS AVERAGE: $22,584

10/31/87
10/31/97


CALIFORNIA PORTFOLIO
10/31/87 TO 10/31/97

$24,000
$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

CALIFORNIA PORTFOLIO CLASS A AT NAV: $24,234

CALIFORNIA PORTFOLIO CLASS A AT OFFERING: $23,197

LIPPER CA MUNI FUNDS AVERAGE: $22,447

10/31/87
10/31/97


NEW YORK PORTFOLIO
10/31/87 TO 10/31/97

$24,000
$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

NEW YORK PORTFOLIO CLASS A AT NAV: $24,075

NEW YORK PORTFOLIO CLASS A AT OFFERING: $23,052

LIPPER NY MUNI FUNDS AVERAGE:$22,343

10/31/87
10/31/97


5



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

INSURED NATIONAL PORTFOLIO
10/31/87 TO 10/31/97

$24,000
$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

INSURED NATIONAL PORTFOLIO CLASS A AT NAV: $23,784

INSURED NATIONAL PORTFOLIO CLASS A AT OFFERING: $22,779

LIPPER INSURED MUNI FUNDS AVERAGE:$22,185

10/31/87
10/31/97


INSURED CALIFORNIA PORTFOLIO
10/31/87 TO 10/31/97

$24,000
$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

LIPPER INSURED CA MUNI FUNDS AVERAGE: $23,287

INSURED CALIFORNIA PORTFOLIO CLASS A AT NAV: $22,873

INSURED CALIFORNIA PORTFOLIO CLASS A AT OFFERING: $21,899

10/31/87
10/31/97


These charts illustrate the total value of assumed $10,000 investments in each of Alliance Municipal Income Fund's Class A shares. The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance at NAV(net asset value) does not reflect sales charges which reduce total return figures. Performance for Class B and C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses in capital value or dividend income.

The Lipper General Municipal Debt Funds Average reflects performance of 68 funds; the Lipper Insured Municipal Debt Funds Average reflects performance of 17 funds; the Lipper California Municipal Debt Funds Average reflects performance of 30 funds; the Lipper Insured California Municipal Debt Funds Average reflects performance of 7 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 27 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund Portfolio, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund.

When comparing an Alliance Municipal Income Fund Portfolio at offering to the corresponding Lipper Average, you should note that the Portfolio's performance reflects the maximum sales charge of 4.25%, while no such sales charges are reflected in the performance of the Lipper Averages.


6



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MUNICIPAL BONDS-97.7%
        LONG TERM MUNICIPAL BONDS-88.2%
        ALABAMA-0.2%
AAA     West Jefferson PCR
        (Alabama Power) MBIA Ser 93C
        6.05%, 5/01/23                           $1,010      $ 1,035,402
        ARIZONA-6.2%
NR      Goodyear
        Assess Dist #1 (Palm Valley) Ser 96C
        7.25%, 7/01/16                            4,940        5,159,237
AA+     Maricopa Cnty
        Util Rev (Citizen's Util) Ser 95 AMT
        6.20%, 5/01/30                            7,705        8,223,315
AAA     Maricopa Cnty
        MFHR (Tempe Grove Apts)
        GNMA Ser 96A AMT
        6.20%, 1/20/39                            5,320        5,577,967
AA-     Mohave Cnty IDR
        (Cargill/No Star Steel Proj)
        Ser 95A AMT
        6.70%, 3/01/20                            8,770        9,735,489
AA+     Mohave Cnty IDR
        Util Rev (Citizen's Util) Ser 93B AMT
        5.80%, 11/15/28                           2,000        2,055,120
AA+     Phoenix Sr Lien
        (Civic Plaza Bldg Corp) Ser 94
        6.00%, 7/01/12                            1,015        1,081,117
NR      Prescott Comm Fac Dist
        (Hassayampa) Ser 96
        7.75%, 7/01/21                            4,785        4,881,466
NR      Scottsdale GO
        (McDowell Ranch) Ser 97
        6.50%, 7/15/22                            1,300        1,313,000
                                                             ------------
                                                              38,026,711

        CALIFORNIA-4.5%
AA-     California Poll Ctl Fin Auth
        PCR (Pacific Gas & Elec) Ser 93A AMT
        5.875%, 6/01/23                          12,145       12,468,664
A+      California Poll Ctl Fin Auth
        PCR (So Calif Edison) Ser 92B AMT
        6.40%, 12/01/24                          $3,000        3,248,130
AA-     Long Beach Harbor Rev
        Ser 93 AMT
        5.125%, 5/15/18                           5,000        4,806,550
NR      Sacramento Comm Fac Dist
        #97-1 (No. Natomas Proj)
        Series 97A
        6.70%, 9/01/17                            6,805        6,818,678
                                                             ------------
                                                              27,342,022

        COLORADO-6.1%
Aa2*    Arapahoe Cnty
        (E-470 Public Highway Auth)
        7.00%, Prere: 8/31/05                    11,830       14,011,452
BBB     Denver City & Cnty
        (Arpt System Rev) Ser 92C
        6.75%, 11/15/22                           9,500       10,332,239
BB+     Denver City & Cnty Arpt Auth
        (United Airlines) Ser 92A AMT
        6.875%, 10/01/32                         11,775       12,855,238
                                                             ------------
                                                              37,198,929

        FLORIDA-13.1%
NR      Collier Cnty Comm Fac Dist
        (Fiddler's Creek) Ser 96
        7.50%, 5/01/18                            3,275        3,432,364
NR      Collier Cnty IDR
        (Southern St Util) Ser 96 AMT
        6.50%, 10/01/25                          12,605       13,363,191
AAA     Dade Cnty Arpt Rev
        (Miami Int'l) MBIA Ser 95B AMT
        6.00%, 10/01/24                           6,550        6,935,664
AAA     Escambia Cnty HFA
        SFMR (Multi County) GNMA Ser 95B AMT
        6.25%, 4/01/28                            9,690       10,137,775


7



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     Jacksonville Wtr & Swr
        (United Waterworks)
        AMBAC Ser 95 AMT
        6.35%, 8/01/25                           $1,500      $ 1,641,855
NR      Northern Palm Beach Cnty
        Imp Dist #9A (ABACOA) Ser 96A
        7.20%, 8/01/16                            3,070        3,315,201
        7.30%, 8/01/27                           15,600       16,839,888
AA-     Orlando Util Comm
        (Wtr & Elec) Ser 93B
        6.809%, 10/06/17 (b)                      4,550        4,742,283
A+      Palm Beach Cnty Hlth Fac
        (Lourdes-McKeen Residence) Ser 96
        6.625%, 12/01/26                          1,210        1,313,322
NR      St. John's Cnty Comm Dev
        (Julington Creek Plantation) Ser 97
        6.70%, 5/01/07                            3,090        3,186,130
        7.125%, 5/01/19                           8,695        8,991,238
Baa2*   Volusia Cnty Ed Fac Auth
        (Embry-Riddle Aero Univ) Ser 96A
        6.125%, 10/15/26                          3,870        4,021,549
AA      Volusia Cnty Hlth Fac Auth
        (John Knox Village)
        Ser 96A Asset Gty
        6.00%, 6/01/17                            1,885        1,975,103
                                                             ------------
                                                              79,895,563

        GEORGIA-5.3%
AAA     Atlanta
        Arpt Fac Rev MBIA AMT
        Zero coupon, 1/01/10                     60,535       32,587,807

        INDIANA-7.0%
BB+     Indianapolis Arpt Auth
        (United Airlines) Ser 95A AMT
        6.50%, 11/15/31                          39,670       42,474,272

        MARYLAND-0.2%
NR      Maryland Ind Dev Fin Auth Eco Dev
        (Med Waste Assoc) Ser 89 AMT
        8.75%, 11/15/10                           1,405        1,464,628

        MASSACHUSETTS-6.5%
AAA     Massachusetts HFA
        MFHR (Harbor Point Dev)
        AMBAC Ser 96A AMT
        6.40%, 12/01/15                           1,330        1,421,624
AAA     Massachusetts HFA
        MFHR (Rental Hsg) AMBAC Ser 95E AMT
        6.00%, 7/01/37                            2,680        2,755,656
A3*     Massachusetts Ind Fin Auth
        Ed Fac (Brooks School) Ser 93
        5.95%, 7/01/23                            1,050        1,080,429
AAA     Massachusetts Ind Fin Auth
        MFHR (Heights Crossing)
        FHA Ser 95 AMT
        6.15%, 2/01/35                            5,790        5,980,259
AAA     Massachusetts Port Auth
        (Boston Fuel Corp)
        MBIA Ser 97 AMT
        6.00%, 7/01/36                           20,960       21,777,860
AAA     Massachusetts Port Auth
        (USAir Proj) MBIA Ser 96A AMT
        5.875%, 9/01/23                           6,285        6,459,220
                                                             ------------
                                                              39,475,048

        MICHIGAN-3.6%
AAA     Kent Cnty GO Arpt Rev
        (Kent Cnty Int'l) Ser 95 AMT
        6.10%, 1/01/25                            4,240        4,442,417
AAA     Michigan HDA
        MFHR (Rental Hsg Rev )
        AMBAC Ser 97A AMT
        6.10%, 10/01/33                           8,400        8,714,076
AA+     Michigan HDA
        SFMR (Mortgage Rev) Ser 96B AMT
        6.20%, 6/01/27                            5,270        5,532,288
A-      Michigan Strategic Fund
        PCR (General Motors Corp) Ser 95
        6.20%, 9/01/20                            2,765        2,962,117
                                                             ------------
                                                              21,650,898


8



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MINNESOTA-3.6%
A       Bass Brook PCR
        (Minnesota Pwr & Light) Ser 92
        6.00%, 7/01/22                           $1,305      $ 1,345,964
AAA     Duluth GO
        Arpt Lease Rev Ser 95C AMT
        6.25%, 8/01/14                            4,085        4,330,999
AA+     Minnesota HFA
        SFMR (Home Mortgage) Ser 93-C2 AMT
        6.15%, 7/01/23                            2,350        2,424,941
AA+     Minnesota HFA
        SFMR (Home Mortgage) Ser 96F AMT
        6.30%, 1/01/28                            3,760        3,946,534
AA+     Minnesota HFA
        SFMR (Home Mortgage) Ser 96G AMT
        6.25%, 7/01/26                            8,500        8,889,215
AA+     Rochester Hosp Rev
        (Mayo Med Ctr) Ser 92H
        8.022%, 11/15/15 (b)                      1,000        1,126,800
                                                             ------------
                                                              22,064,453

        NEW JERSEY-2.5%
AAA     New Jersey Eco Dev Auth
        PCR (Pub Svc Elec & Gas)
        MBIA Ser 94A AMT
        6.40%, 5/01/32                            1,450        1,549,717
A+      New Jersey Eco Dev Auth
        Swr Rev (Anheuser-Busch) Ser 95 AMT
        5.85%, 12/01/30                           5,590        5,827,295
AAA     New Jersey Eco Dev Auth
        Wtr Fac (NJ American Wtr Co)
        FGIC AMT
        6.875%, 11/01/34                          1,635        1,832,966
AAA     New Jersey Hsg & Mtg Fin Agy
        MFHR (Pooled Loan)
        AMBAC Ser 96A AMT
        6.25%, 5/01/28                            1,275        1,342,129
AA-     New Jersey Hwy Auth
        (Garden State Pkwy)
        6.25%, 1/01/14                            1,250        1,329,687
AAA     Vineland
        Sewer Rev: Landis Sewer Auth Ser 93
        7.16%, 9/19/19                            3,250        3,662,100
                                                             ------------
                                                              15,543,894

        NEW YORK-2.9%
AAA     Niagara Frontier Trans
        Arpt Rev (Gtr Buffalo Int'l)
        AMBAC Ser 94A AMT
        6.25%, 4/01/24                            1,550        1,649,820
AAA     NYS Energy Res & Dev Auth
        PCR (NYS Elec & Gas)
        MBIA Ser 88A AMT
        5.95%, 12/01/27                           6,700        6,894,032
AA-     Port Auth of NY & NJ
        Cons Rev (95th Ser) AMT
        6.125%, 7/15/29                           8,835        9,395,051
                                                             ------------
                                                              17,938,903

        OHIO-8.4%
AAA     Cleveland Arpt Rev
        (Cleveland Int'l)
        FGIC Ser 94A AMT
        6.25%, 1/01/20                           10,000       10,683,000
AAA     Columbus Arpt Rev
        (Port Columbus Int'l)
        MBIA Ser 94A AMT
        6.25%, 1/01/24                            4,000        4,259,520
A       Cuyahoga Cnty Hosp Rev
        (Meridia Hlth Sys) Ser 95
        6.25%, 8/15/24                            2,885        3,098,577
BBB     Dayton Spec Fac
        (Emery Air Freight) Ser 96D AMT
        6.20%, 10/01/09                           5,680        6,074,874
BBB+    Ohio Air Quality Dev Auth
        PCR (Columbus So Pwr) Ser 85B
        6.25%, 12/01/20                           2,695        2,819,832
AA-     Ohio Air Quality Dev Auth
        PCR (Dayton Power & Light) Ser 92B
        6.40%, 8/15/27                            2,000        2,157,960
AAA     Ohio Air Quality Dev Auth
        PCR (JMG Funding/Ohio Pwr Co)
        AMBAC Ser 94B AMT
        6.375%, 4/01/29                           7,850        8,402,169


9



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                       AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     Ohio HFA
        SFMR (Residental Mtg)
        GNMA Ser 97 AMT
        6.15%, 3/01/29                           $4,835      $ 5,113,689
A       Ohio Wtr Dev Auth Solid
        Waste (North Star/BHP) AMT
        6.45%, 9/01/20                            5,245        5,639,319
Aa3     Toledo-Lucas Cnty Port Auth
        (Cargill Inc Proj)
        5.90%, 12/01/15                           3,000        3,122,310
                                                             ------------
                                                              51,371,250

        PENNSYLVANIA-2.8%
BBB     Pennsylvania Eco Dev Auth
        Waste Wtr (Sun Co) Ser 94A AMT
        7.60%, 12/01/24                             935        1,067,368
AAA     Pennsylvania Higher Ed
        Student Loan Rev
        AMBAC Ser 88D AMT
        6.05%, 1/01/19                            7,625        7,902,702
AAA     Philadelphia Aprt Sys Rev
        AMBAC Ser 95A AMT
        6.10%, 6/15/25                            6,500        6,832,215
AA      Potter Cnty Hosp Rev
        (Charles Cole Mem) Ser 96 Asset Gty
        6.05%, 8/01/24                            1,005        1,046,788
                                                             ------------
                                                              16,849,073

        RHODE ISLAND-1.1%
AA+     Rhode Island Hsg & Mtg Fin Corp
        SFMR (Home Ownership)
        Ser 92-7A AMT
        6.75%, 10/01/25                           6,030        6,399,398

        SOUTH DAKOTA-1.6%
AA+     South Dakota HDA
        SFMR (Home Ownership)
        Ser 93-II AMT
        6.15%, 5/01/26                            9,600        9,842,592

        TENNESSEE-0.2%
BBB     Memphis Shelby Cnty
        Spec Fac (Federal Express)
        Ser 93 AMT
        6.20%, 7/01/14                            1,000        1,042,530

        TEXAS-3.4%
BBB-    Alliance Arpt Auth
        Fac Imp (American Airlines)
        Ser 90 AMT
        7.50%, 12/01/29                         $11,690      $12,800,667
BB-     Houston Arpt Rev
        (Continental Airlines) Ser 97B AMT
        6.125%, 7/15/27                           8,000        8,178,000
                                                             ------------
                                                              20,978,667

        VIRGINIA-5.8%
A       Alexandria Redev & Hsg
        MFHR (Buckingham Village) Ser 96A AMT
        6.15%, 1/01/29                            3,545        3,680,206
A+      Giles Cnty IDR
        (Hoechst-Celanese Corp)
        Ser 96 AMT
        6.45%, 5/01/26                            3,325        3,645,497
AAA     Harrisonburg Redev & Hsg Auth
        MFHR (Greens of Salem Run)
        FSA Ser 97 AMT
        6.30%, 4/01/29                            3,565        3,794,693
AA      Henrico Cnty IDR
        (Henrico Cnty Reg Jail) Ser 94
        7.125%, 8/01/21                           2,000        2,304,040
A       Henrico Cnty Swr Rev
        (Browning-Ferris) Ser 97A AMT
        5.875%, 3/01/17                           2,290        2,382,356
A+      Henry Cnty Hosp Rev
        (Martinsville & Henry Mem Hsp)
        Ser 97
        6.00%, 1/01/27                            1,250        1,299,362
A-      Isle of Wight Cnty
        Solid Waste (Union Camp Corp)
        Ser 94 AMT
        6.55%, 4/01/24                            3,545        3,878,088
A+      James Cnty Swr Rev
        (Anheuser-Busch Proj) Ser 97 AMT
        6.00%, 4/01/32                            3,740        3,886,421


10



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
Aa2     Prince William Cnty
        Hosp Rev (Potomac Hosp Grp)
        Ser 95
        6.75%, 10/01/15                          $1,820     $  2,003,875
NR      Staunton Ed Fac
        (Mary Baldwin College) Ser 96
        6.75%, 11/01/21                           1,150        1,200,773
AA      Virginia Beach
        Hosp Rev (Sentara Bayside)
        6.30%, 11/01/21                             555          587,012
AA+     Virginia HDA SFMR
        (Commonwealth Mtg) Ser 96B AMT
        6.375%, 1/01/26                           5,000        5,319,700
AA      Virginia Res Auth Swr Rev
        (Hopewell Fac) Ser 95A AMT
        6.00%, 10/01/25                           1,375        1,423,689
                                                            -------------
                                                              35,405,712

        WASHINGTON-0.8%
BBB+    Pilchuck Dev Pub Corp
        Spec Fac (BF Goodrich) Ser 93 AMT
        6.00%, 8/01/23                            4,500        4,591,485

        WISCONSIN-2.4%
AAA     Wisconsin GO
        MBIA Ser 96B AMT
        6.20%, 11/01/26                          13,930       14,755,910
        TOTAL LONG TERM MUNICIPAL BONDS
          (cost $511,403,739)                                537,935,147

        SHORT TERM MUNICIPAL NOTES-9.5%
        ARIZONA-1.6%
A-1     Apache Cnty
        PCR (Tuscon Elec) Ser 81B VRDN
        3.75%, 10/01/21 (a)                       9,500        9,500,000

        SOUTH CAROLINA-2.5%
A-1+    Berkeley Cnty IDR
        (Nucor Corp Proj) Ser 97 AMT VRDN
        3.75%, 4/01/30 (a)                       15,000       15,000,000

        VIRGINIA-3.9%
P-1*    Bedford Cnty IDR
        (Nekoosa Pkg) Ser 95A AMT VRDN
        4.00%, 12/01/25 (a)                       9,350        9,350,000
A-1+    Peninsula Ports Auth IDR
        (Ziegler Coal Proj)
        Ser 97 AMT VRDN
        4.25%, 5/01/22 (a)                       14,400       14,400,000
                                                             ------------
                                                              23,750,000

        WASHINGTON-1.5%
A-1     Yakima Cnty IDR
        (Macro Plastics Inc) AMT VRDN
        3.80%, 12/01/26 (a)                       9,400        9,400,000

        TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $57,650,000)                                  57,650,000

        TOTAL INVESTMENTS-97.7%
          (cost $569,053,739)                                595,585,147
        Other assets less liabilities-2.3%                    14,277,218

        NET ASSETS-100%                                     $609,862,365


See footnote summary on page 21.
See Glossary of Terms on page 21.
See notes to financial statements.


11



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MUNICIPAL BONDS-98.9%
        LONG TERM MUNICIPAL BONDS-82.6%
        ALASKA-17.0%
AAA     Alaska Hsg Fin Corp
        MFHR (Mtg Rev) MBIA Ser 96A
        6.00%, 12/01/15                         $ 1,400      $ 1,461,180
        6.05%, 12/01/17                           2,000        2,095,360
AAA     Alaska Hsg Fin Corp
        SFMR (Mtg Rev) MBIA Ser 97A
        6.00%, 6/01/27                           25,000       25,949,750
        6.10%, 12/01/37                          10,000       10,421,100
                                                             ------------
                                                              39,927,390

        ARIZONA-4.0%
AAA     Glendale
        Ed Fac (Midwestern Univ)
        CONNIE LEE Ser 96A
        6.00%, 5/15/26                              640          672,614
AAA     Maricopa Cnty
        Hosp Rev (Cath Hlth West)
        MBIA Ser 93
        7.152%, 7/01/13 (b)                       1,950        2,073,942
AAA     Maricopa Cnty GO
        Kyrene Elem Sch Imp #28 FGIC Ser 95B
        6.00%, 7/01/14                            2,000        2,099,200
AAA     Tempe
        MFHR (Quadrangles) FHA Ser 93
        6.25%, 6/01/26                            4,310        4,513,217
                                                             ------------
                                                               9,358,973

        CALIFORNIA-15.8%
AAA     Mojave Wtr Agy
        Imp Dist M (Morongo Basin Pipeline)
        FGIC Ser 96
        5.80%, 9/01/22                            5,000        5,245,450
AAA     No Calif Trans Agy Elec
        Rev (Calif-Oregon Trans)
        MBIA Ser 93A
        6.609%, 4/29/24 (b)                      11,600       11,788,036
AAA     Orange Cnty
        (Saddleback Valley Sch Dist)
        FSA Ser 95A
        5.65%, 9/01/17                            2,000        2,042,140
AAA     Palm Springs ETM COP
        Ser 91B
        Zero coupon, 4/15/21                     43,025       11,705,812
AAA     So Tahoe Joint Pwr Fin Auth
        Ser 95A CAP MAC
        5.75%, 10/01/25                           4,500        4,629,780
AAA     Univ of California Regents
        Hosp Rev (UCLA Med Ctr)
        MBIA Ser 94
        5.50%, 12/01/20                           1,685        1,699,120
                                                             ------------
                                                              37,110,338

        COLORADO-2.8%
AAA     Denver City & Cnty Arpt Sys Rev
        MBIA Ser 95A
        5.70%, 11/15/25                           6,375        6,496,699

        ILLINOIS-2.1%
AAA     Metro Pier & Expo Auth
        (McCormick Place Expo)
        FGIC Ser 93A
        Zero coupon, 6/15/19                     15,850        4,989,897

        MASSACHUSETTS-9.5%
AAA     Chelsea GO
        AMBAC Ser 94
        6.00%, 6/15/14                              765          815,743
AAA     Massachusetts HFA
        MFHR (Residential Dev)
        AMBAC Ser 93A
        6.15%, 10/01/15                           3,500        3,698,485
AAA     Massachusetts HFA
        MFHR (Residential Dev)
        FNMA Coll Sec 8 Ser 92F
        6.25%, 11/15/12                           5,000        5,299,600
AAA     Massachusetts HFA
        SFMR (Residential Dev)
        FNMA Ser 92A
        6.90%, 11/15/24                           1,500        1,636,875
AAA     Massachusetts Hlth & Ed
        Fac Hosp Rev (Beth Israel) AMBAC
        8.42%, 7/01/25 (b)                        1,000        1,096,390
AAA     Massachusetts Hlth & Ed Fac Hosp Rev
        (New England Med Ctr) MBIA
        6.48%, 7/01/18 (b)                        5,000        4,953,900


12



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     Massachusetts Muni Wholesale Elec
        (Pwr Supply Sys) MBIA Ser 92A
        6.00%, 7/01/18                           $4,800      $ 4,946,592
                                                             ------------
                                                              22,447,585

        MICHIGAN-14.4%
AAA     Detroit GO
        FGIC Ser 93
        6.35%, 4/01/14                            3,370        3,614,662
AAA     Detroit Swr Sys Rev
        FGIC Ser 93A
        7.517%, 7/01/23 (b)                      13,200       13,652,496
AAA     Grand Rapids Swr Sys Rev
        MBIA Ser 92
        6.00%, 1/01/22                            1,755        1,825,182
AAA     Kalamazoo Hosp Fin Auth
        Hosp Rev (Borgess Med Ctr)
        FGIC Ser 94A
        6.528%, 6/01/11 (b)                       7,500        7,682,700
AAA     Michigan Strategic Fund
        PCR (Detroit Edison Co.)
        MBIA Ser 95AA
        6.40%, 9/01/25                            4,275        4,635,041
AAA     Three Rivers GO
        Sch Dist MBIA Ser 96
        6.00%, 5/01/23                            2,400        2,554,416
                                                             ------------
                                                              33,964,497

        MINNESOTA-5.0%
Aaa*    Eagan
        MFHR (Woodridge Apts)
        GNMA Ser 97A
        5.95%, 2/01/32                            1,475        1,540,003
Aaa*    Little Canada
        MFHR (Cedars Lakeside Apt)
        GNMA Ser 97A
        5.95%, 2/01/32                            1,720        1,795,800
AAA     Minneapolis
        (Spec Sch Dist #1) MBIA Ser 96A
        5.90%, 2/01/17                            4,070        4,255,796
AAA     Minnesota HFA
        MFHR (Rental Hsg) MBIA Ser 95D
        6.00%, 2/01/22                            4,115        4,286,266
                                                             ------------
                                                              11,877,865

        NEBRASKA-1.5%
AAA     Nebraska Inv Fin Auth Hosp Rev
        (Bishop Clarkson Mem) MBIA Ser 91
        9.242%, 12/08/16 (b)                      3,000        3,571,170

        NEW YORK-2.6%
Aaa*    Glen Cove IDR
        (The Regency at Glen Cove)
        Ser 92B ETM
        Zero coupon, 10/15/19                    20,500        6,126,835

        OHIO-0.9%
AAA     Ohio Capital Corp
        MFHR (Sect 8 Assist) FHA MBIA Ser 95E
        6.35%, 1/01/22                            1,965        2,080,915

        PENNSYLVANIA-1.2%
AAA     Pennsylvania Conv Ctr
        MBIA Ser 94A
        6.75%, 9/01/19                            2,500        2,818,275

        VIRGINIA-4.9%
AAA     Harrisonburg Redev & Hsg Auth
        MFHR (Battery Heights Assoc)
        GNMA Ser 96A
        6.25%, 4/20/36                            5,185        5,486,767
AAA     Loudoun Cnty Hosp Rev
        (Loudoun Hosp Ctr) FSA Ser 95
        5.80%, 6/01/20                            2,500        2,575,750
AAA     Newport News
        Hlth Fac (Mennowood) GNMA Ser 96A
        6.25%, 8/01/36                            2,180        2,317,863
AAA     Richmond Met Auth
        (Expressway Rev) FGIC Ser 92B
        6.25%, 7/15/22                            1,000        1,056,890
                                                             ------------
                                                              11,437,270

        WEST VIRGINIA-0.9%
AAA     West Virginia Pkwys Eco Dev
        (Parkway Rev) FGIC Ser 93
        7.555%, 5/16/19 (b)                       2,100        2,232,426


13



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        TOTAL LONG TERM MUNICIPAL BONDS
          (cost $182,742,091)                               $194,440,135

        SHORT TERM MUNICIPAL NOTES-16.3%
        FLORIDA-4.6%
A-1+    Tampa Occup License Tax Rev
        FGIC Ser 96A VRDN
        3.65%, 10/01/18 (a)                     $10,900       10,900,000

        ILLINOIS-4.6%
A-1+    Illinois Dev Fin Auth
        PCR (Com Edison Co)
        AMBAC Ser 96A VRDN
        3.65%, 12/01/06 (a)                      10,800       10,800,000

        PENNSYLVANIA-4.8%
A-1+    Emmaus GO
        FSA Ser 96 VRDN
        3.85%, 12/01/28 (a)                      11,300       11,300,000

        TEXAS-2.3%
A-1+    North Central Hlth Fac
        (Presbyterian Med Ctr)
        MBIA Ser 85C VRDN
        4.05%, 12/01/15 (a)                      $5,300     $  5,300,000

        TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $38,300,000)                                  38,300,000

        TOTAL INVESTMENTS-98.9%
          (cost $221,042,091)                                232,740,135
        Other assets less liabilities-1.1%                     2,490,855

        NET ASSETS-100%                                     $235,230,990


See footnote summary on page  21.
See Glossary of Terms on page 21.
See notes to financial statements.


14



NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        NEW YORK MUNICIPAL BONDS-100.2%
        LONG TERM MUNICIPAL BONDS-95.3%
A-      Essex County IDR
        (Int'l Paper) Ser 95A AMT
        5.80%, 12/01/19                          $7,000      $ 7,165,830
Aaa*    Glen Cove IDR
        (The Regency at Glen Cove)
        Ser 92B ETM
        Zero coupon, 10/15/19                    19,510        5,830,954
AAA     Islip Res Rec Agy
        AMBAC Ser 94B AMT
        6.125%, 7/01/12                           2,020        2,145,826
BBB+    New York City GO
        Ser 93A
        6.25%, 8/01/18                            6,000        6,239,640
BBB+    New York City GO
        Ser 93D
        8.057%, 8/29/14 (b)                      10,000       10,794,400
AAA     New York City GO
        Ser 93E MBIA
        6.00%, 5/15/11                            5,000        5,305,800
BBB+    New York City GO
        Ser 96J
        6.00%, 2/15/24                           13,580       14,020,128
BBB+    New York City GO
        Ser 97A
        6.25%, 8/01/17                           16,750       17,714,967
BBB-    New York City IDR
        (American Airlines) Ser 94 AMT
        6.90%, 8/01/24                           12,000       13,308,480
AAA     New York City IDR
        (Japan Airlines) FSA Ser 91 AMT
        6.00%, 11/01/15                           4,400        4,678,828
A       New York City IDR
        (Terminal One LP) Ser 94 AMT
        6.125%, 1/01/24                          36,500       38,272,805
AAA     Niagara Frontier Trans Arpt Auth
        (Gtr Buffalo Int'l)
        AMBAC Ser 94A AMT
        6.25%, 4/01/24                           14,575       15,513,630
AAA     NYS Energy Res & Dev Auth
        (Brooklyn Union Gas) MBIA AMT
        7.356%, 7/08/26 (b)                       6,000        6,047,700
AAA     NYS Energy Res & Dev Auth
        (Brooklyn Union Gas)
        MBIA Ser 89B AMT
        6.75%, 2/01/24                            7,500        8,249,775
AAA     NYS Energy Res & Dev Auth
        (Rochester Gas & Elec) MBIA AMT
        6.50%, 5/15/32                            6,460        6,989,785
A+      NYS Energy Res & Dev Auth
        PCR (Consolidated Edison)
        Ser 94A AMT
        7.125%, 12/01/29                         22,000       25,278,660
AAA     NYS Energy Res & Dev Auth
        PCR (NYS Elec & Gas)
        MBIA Ser 87A AMT
        6.15%, 7/01/26                           15,000       15,999,300
BBB     NYS Envir Fac Auth IDR
        (Occidental Petroleum) Ser 93A AMT
        5.70%, 9/01/28                            6,950        6,929,289
AAA     NYS Envir Fac Corp
        Wtr Fac (Spring Valley Wtr)
        AMBAC Ser 94A AMT
        6.30%, 8/01/24                           11,800       12,590,128
AAA     NYS HFA
        MFHR (Erie/Monroe Cnty Proj) AMBAC
        Ser 89B AMT
        7.55%, 11/01/29                           9,315        9,765,287
Aa*     NYS HFA
        MFHR (Westchester/Onondaga
        /Rockland Proj)
        Ser 92F AMT
        6.70%, 8/15/25                            6,000        6,381,300
Aa2*    NYS Mtg Agy
        SFMR Ser 42 AMT
        6.65%, 4/01/26                            4,500        4,808,790
Aa2*    NYS Mtg Agy
        SFMR Ser 46 AMT
        6.65%, 10/01/25                          19,850       21,271,061


15



NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     Onondaga Cnty
        PCR (Bristol-Myers Squibb) AMT
        5.75%, 3/01/24                          $ 4,000      $ 4,259,480
AAA     Port Auth of NY & NJ
        (JFK Int'l Proj) MBIA
        Ser 97-6 AMT
        5.75%, 12/01/22                           9,905       10,182,439
AA-     Port Auth of NY & NJ
        Cons Rev (95th Ser) AMT
        6.125%, 7/15/29                           4,035        4,290,779
AAA     Port Auth of NY & NJ
        Cons Rev (96th Ser) FGIC AMT
        6.60%, 10/01/23                          10,000       11,019,700
AAA     Troy Hsg Dev Corp
        MFHR (Ninth St #2) FHA Ser 90B
        8.10%, 2/01/24                            3,515        4,089,386
AAA     Troy Hsg Dev Corp
        MFHR (TUR Proj) FHA Ser 90C
        8.10%, 2/01/24                            2,390        2,780,550

        TOTAL LONG TERM MUNICIPAL BONDS
          (cost $280,124,351)                                301,924,697

        SHORT TERM MUNICIPAL NOTES-4.9%
A-1+    New York City Cultural
        Res Trust
        (American National Museum)
        MBIA Ser 91B VRDN
        3.65%, 4/01/21 (a)                        3,800        3,800,000
A-1+    Niagara Cnty IDA
        (American Ref-Fuel Co)
        Ser 96D AMT VRDN
        3.70%, 11/15/26 (a)                       4,200        4,200,000
VMIG-1* NYS Job Dev Auth
        Ser A-1 to A-21 AMT VRDN
        4.10%, 3/01/03 (a)                        2,600        2,600,000
VMIG-1* Suffolk Cnty Wtr Auth
        BAN Ser 97 VRDN
        3.70%, 12/21/99 (a)                       5,000        5,000,000

        TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $15,600,000)                                  15,600,000

        TOTAL INVESTMENTS-100.2%
          (cost $295,724,351)                                317,524,697
        Other assets less liabilities-(0.2%)                    (770,135)

        NET ASSETS-100%                                     $316,754,562


See footnote summary on page 21.
See Glossary of Terms on page 21.
See notes to financial statements.


16



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
--------------------------------------------------------------------------
        CALIFORNIA MUNICIPAL BONDS-97.6%
        LONG TERM MUNICIPAL BONDS-95.1%
NR      California Comm Dev Auth
        (San Diego Space & Science)
        Ser 96
        7.50%, 12/01/16                         $ 3,500      $ 3,794,630
A+      California GO
        (Veterans Hsg) Ser 95 AMT
        6.40%, 2/01/20                           29,175       29,919,546
AAA     California HFA
        MFHR (Home Mtg Rev)
        MBIA Ser 91A AMT
        7.20%, 2/01/26                            3,450        3,675,147
AAA     California HFA
        MFHR (Home Mtg Rev)
        MBIA Ser 91C AMT
        7.00%, 8/01/23                            1,475        1,569,946
A+      California HFA
        MFHR (Multi-Unit Rental Hsg)
        Ser 92A AMT
        6.50%, 2/01/14                            4,865        5,125,034
AAA     California HFA
        SFMR (Home Mtg Rev)
        AMBAC Ser 96H AMT
        6.20%, 2/01/27                            8,000        8,356,320
AA-     California HFA
        SFMR (Home Mtg Rev) Ser 91G AMT
        7.05%, 8/01/27                            5,265        5,554,996
AAA     California HFA
        SFMR (Home Mtg Rev)
        Ser 95A-2 AMT AMBAC
        6.45%, 8/01/25                           13,400       14,188,992
AA-     California HFA
        SFMR (Home Mtg Rev) Ser 94E AMT
        6.70%, 8/01/25                            9,395       10,054,435
A       California Poll Ctl Fin Auth
        (Keller Canyon/Browning-Ferris Ind)
        Ser 92 AMT Asset Gty
        6.875%, 11/01/27                          5,000        5,494,550
AA-     California Poll Ctl Fin Auth
        PCR (Pacific Gas & Elec) Ser 93A AMT
        5.875%, 6/01/23                          33,200       34,084,780
AA-     California Poll Ctl Fin Auth
        PCR (Pacific Gas & Elec) Ser 93B AMT
        5.85%, 12/01/23                          56,000       57,481,200
A+      California Poll Ctl Fin Auth
        PCR (San Diego Gas & Elec)
        Ser 93A-C AMT
        5.85%, 6/01/21                           32,335       33,147,255
A+      California Poll Ctl Fin Auth
        PCR (So Calif Edison) Ser 92B AMT
        6.40%, 12/01/24                          33,030       35,761,911
A+      Chula Vista
        PCR (San Diego Gas & Elec)
        Ser 92A AMT
        6.40%, 12/01/27                          28,240       30,076,447
Aaa*    Contra Costa Cnty
        MFHR (Byron Park Proj)
        GNMA Ser 93A AMT
        6.40%, 1/20/31                           11,860       12,615,126
NR      Encinitas Comm Fac Dist #1
        (Encinitas Ranch) Ser 95A
        7.375%, 9/01/26                          23,000       24,341,820
NR      Encinitas Rec Rev
        (Encinitas Ranch Golf Course)
        Ser 96A
        7.75%, 9/01/26                           10,760       11,255,606
NR      Fairfield Assess Dist
        (No Cordelia Imp Dist) Ser 93
        7.375%, 9/02/18                           2,390        2,465,357
NR      Fontana Comm
        Fac Dist #3 (Hunters Ridge) Ser 90A
        8.70%, 10/01/15                           8,000        8,421,760
AAA     Garden Grove
        MFHR (Tudor Grove) GNMA Ser 89 AMT
        7.25%, 5/20/32                            1,150        1,179,383
AA-     Long Beach Harbor Rev
        Ser 93 AMT
        5.125%, 5/15/18                          12,325       11,848,146


17



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     Los Angeles Cnty Arpt Rev
        (Ontario Int'l Arpt) FGIC
        Ser 96A AMT
        6.00%, 5/15/22                          $12,780      $13,422,706
NR      Los Angeles Cnty Comm
        Fac Dist #3 (Valencia/
        Newhall Area) Ser 95A
        7.125%, 9/01/20                           5,500        5,782,645
NR      Los Angeles Cnty Comm
        Fac Dist #4 (Calabasas Area)
        Ser 92A
        7.65%, 9/01/17                            7,500        7,893,750
NR      Los Angeles Cnty Comm
        Fac Dist #92-1
        (Castaic Union SD/Northlake Proj)
        Ser 92
        9.00%, 10/01/19                           8,710        9,233,210
BB      Los Angeles Comm Redev
        MFHR (Grand Ctrl Proj) Ser 93A AMT
        5.85%, 12/01/26                           4,030        3,914,742
AAA     Los Angeles Harbor Rev
        MBIA Ser 96B AMT
        6.20%, 8/01/25                           10,000       10,707,000
AA      Los Angeles Harbor Rev
        Ser 95B AMT
        6.625%, 8/01/25                          24,000       26,026,080
NR      Novato Comm
        Fac Dist #94-1 (Hamilton Field)
        Ser 95
        7.375%, 9/01/25                           4,400        4,810,828
NR      Ontario Assess Dist #107
        (CA Commerce Ctr So)
        7.70%, 9/02/10                            6,130        6,326,466
NR      Orange Cnty
        Comm Fac Dist # 92-1:
        Las Flores/Capistrano USD Ser 97
        7.10%, 9/01/21                            3,200        3,394,304
AAA     Orange Cnty Arpt Rev
        (John Wayne Int'l)
        MBIA Ser 93 AMT
        5.50%, 7/01/18                            5,050        5,074,593
BBB-    Orange Cnty Sr Lien
        Foothill/Eastern Corridor Agy
        Ser 95A
        Zero coupon, 1/01/15                     18,500        7,030,370
        Zero coupon, 1/01/25                     15,000        3,200,550
        Zero coupon, 1/01/27                     10,000        1,904,300
        Zero coupon, 1/01/28                     10,000        1,799,000
AAA*    Orange Cnty Sr Lien
        San Joaquin Hills Transp Corridor
        Ser 93 ETM
        Zero coupon, 1/01/17                     16,000        5,797,920
        Zero coupon, 1/01/19                     20,000        6,478,400
        Zero coupon, 1/01/20                     20,000        6,115,800
        Zero coupon, 1/01/21                     20,000        5,797,200
        Zero coupon, 1/01/23                     35,000        9,116,100
        Zero coupon, 1/01/25                     18,100        4,236,124
        7.00%, Prere: 1/01/03                    13,400       14,989,240
AAA     Palm Springs ETM
        COP Ser 91B
        Zero coupon, 4/15/21                     10,000        2,720,700
AAA     Palm Springs Fin Auth
        Arpt Rev
        (Palm Springs Regional Arpt)
        MBIA Ser 92 AMT
        6.00%, 1/01/22                            6,860        7,119,720
A       Port of Oakland
        (Mitsui OSK Lines) Ser 92A AMT
        6.80%, 1/01/19                            3,700        3,924,072
AAA     Port of Oakland
        MBIA Ser 92E AMT
        6.40%, 11/01/22                          23,370       25,196,132
        6.50%, 11/01/16                           8,000        8,697,200
NR      Riverside Cnty Assess Dist #161
        (Winchester Prop) Ser 94C
        10.00%, 9/02/14                           6,825        7,402,054
NR      Riverside Comm
        Fac Dist #90-1
        (Highlander Proj) Ser 91A
        8.50%, 9/01/15                            2,000        2,093,560
NR      Sacramento
        Comm Fac Dist # 97-01
        (No. Natomas Proj) Ser 97A
        6.75%, 9/01/27                            9,370        9,388,740


18



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     Sacramento Cnty Arpt Sys Rev
        FGIC Ser 92A AMT
        6.00%, 7/01/20                          $11,750     $ 12,191,212
AAA     Sacramento Cnty Arpt Sys Rev
        MBIA Ser 96A AMT
        5.90%, 7/01/24                            5,050        5,243,819
AAA     San Bernardino Cnty Solid Waste
        (Inland Empire) FSA Ser 96B AMT
        6.00%, 8/01/16                            2,500        2,627,025
NR      San Diego Comm
        Fac Dist #1
        (Miramar Ranch North) Ser 95B
        7.10%, 9/01/20                            7,000        7,505,330
AAA     San Francisco City & Cnty Int'l Arpt
        AMBAC Ser 94 II-6 AMT
        6.60%, 5/01/24                            5,000        5,490,750
AAA     San Francisco City & Cnty Int'l Arpt
        FGIC Ser 94 II-5 AMT
        6.50%, 5/01/24                           11,000       11,987,470
AAA     San Francisco City & Cnty Int'l Arpt
        FGIC Ser 96-II AMT
        6.25%, 5/01/26                            7,000        7,464,590
AAA     San Francisco City & Cnty Int'l Arpt
        MBIA Ser 10A AMT
        5.70%, 5/01/26                            9,385        9,555,432
AAA     San Francisco City & Cnty Int'l Arpt
        MBIA Ser 93 II-3 AMT
        6.10%, 5/01/13                            5,390        5,711,675
        6.20%, 5/01/20                           14,500       15,325,340
AAA     San Jose Arpt Rev
        (San Jose Arpt) FGIC Ser 93 AMT
        5.70%, 3/01/18                            8,825        8,971,936
AAA     So Calif HFA
        SFMR GNMA/FNMA Ser 91B AMT
        6.90%, 10/01/24                           1,635        1,734,277
AAA     So Calif HFA
        SFMR GNMA/FNMA Ser 92A AMT
        6.75%, 9/01/22                            1,425        1,511,697
A-      Vacaville Redev Agy
        MFHR (Vacaville Comm Hsg) Ser 94A
        7.85%, 11/01/24                           2,455        2,664,387
BBB+    Westminster Redev Agy
        MFHR (Rose Garden Apt) Ser 93A AMT
        6.75%, 8/01/24                            4,300        4,498,445
AAA     Yolo Cnty Hsg Auth
        MFHR (Waggener Ranch Apts)
        FHA Ser 91 AMT
        7.00%, 10/01/33                           9,000        9,763,560

        TOTAL LONG TERM MUNICIPAL BONDS
          (cost $634,369,283)                                692,252,838

        SHORT TERM MUNICIPAL NOTES-2.5%
A-1+    California Comm Dev Rev
        (Tri-Valley Growers Proj)
        Ser 95E AMT VRDN
        3.55%, 12/01/10 (a)                       3,200        3,200,000
A-1+    California Poll Ctl Fin Auth
        PCR (Shell Oil) Ser 94 AMT VRDN
        4.10%, 10/01/24 (a)                      15,100       15,100,000

        TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $18,300,000)                                  18,300,000

        TOTAL INVESTMENTS-97.6%
          (cost $652,669,283)                                710,552,838
        Other assets less liabilities-2.4%                    17,305,524

        NET ASSETS-100%                                     $727,858,362


See footnote summary on page 21.
See Glossary of Terms on page 21.
See notes to financial statements.


19



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        CALIFORNIA MUNICIPAL BONDS-98.8%
        LONG TERM MUNICIPAL BONDS-90.1%
AAA     Alhambra COP
        Assess Dist #91-1 (Police Fac)
        AMBAC Ser 92
        6.75%, 9/01/23                          $ 5,000      $ 5,443,600
AAA     Brea Pub Fin Auth
        Tax Alloc Redev Proj B
        MBIA Ser 91A
        7.00%, 8/01/15                            1,470        1,621,528
AAA     California HFA
        MFHR (Home Mtg Rev)
        AMBAC Ser 95A
        6.25%, 2/01/37                            5,000        5,274,050
AAA     Coronado Comm Dev Proj
        Tax Alloc FSA Ser 96
        6.00%, 9/01/26                            8,700        9,254,886
AAA     Fontana Pub Fin Auth
        Tax Alloc (No Fontana)
        MBIA Ser 93A
        5.625%, 9/01/24                           8,805        8,960,320
NR      Fontana Redev Agy BAN
        (Jurupa Hills Proj) Ser 94 ETM
        8.00%, 1/01/98                            5,000        5,012,600
AAA     Glendale Hlth Fac Rev
        (Glendale Mem Hosp)
        CONNIE LEE Ser 95A
        5.60%, 11/15/25                           2,000        2,013,680
AAA     La Mirada Redev Agy
        Tax Alloc (Commercial Redev)
        FSA Ser 95B
        5.90%, 8/15/24                            5,000        5,218,400
Aa*     Lancaster Redev Agy FHA
        MFHR (High Valley Apts) Ser 96A
        6.00%, 6/01/27                            4,170        4,317,076
AAA     Los Angeles Cnty
        Metro Trans Auth MBIA Ser 93A
        5.625%, 7/01/18                           3,000        3,066,120
AAA     Los Angeles Cnty Comm Redev
        Tax Alloc (Bunker Hill Proj)
        FSA Ser 93H
        5.60%, 12/01/28                           9,000        9,104,310
AAA     Los Angeles Cnty
        Transportation Commission
        FGIC Ser 91B
        6.50%, 7/01/15                            5,000        5,388,300
AAA     Madera Cnty
        Hosp Rev (Valley Children's Hosp)
        MBIA Ser 95
        6.125%, 3/15/23                           4,000        4,268,120
AAA     Mojave Wtr Agy
        Imp Dist M
        (Morongo Basin Pipeline)
        FGIC Ser 96
        5.80%, 9/01/22                            5,000        5,245,450
AAA     No Calif Trans Agy Elec Rev
        (Calif-Oregon Trans) MBIA Ser 93A
        6.609%, 4/29/24 (b)                       7,650        7,774,007
AAA     Orange Cnty
        (Loma Ridge Data Ctr Proj)
        AMBAC Ser 91
        6.00%, 6/01/19                            1,000        1,082,540
AAA     Orange Cnty Recovery
        MBIA Ser 96A
        6.00%, 7/01/26                            3,000        3,189,150
AAA     Palm Springs ETM COP
        Ser 91B
        Zero coupon, 4/15/21                     17,475        4,754,423
AAA     Rancho Wtr Dist Fin Auth
        AMBAC Ser 91
        8.974%, Prere: 9/11/01 (b)                3,000        3,578,760
AAA     Redding
        Elec Sys Rev MBIA Ser 92A
        8.66%, 7/01/22 (b)                        2,000        2,677,500
AAA     Sacramento Cnty Arpt Sys Rev
        MBIA Ser 96B
        5.75%, 7/01/26                            3,260        3,359,234
AAA     Sacramento Muni Util Dist
        Elec Rev MBIA Ser 93E
        5.75%, 5/15/22                            5,000        5,131,800
AAA     San Bernardino Cnty Redev
        (Ontario Proj #1) MBIA Ser 93
        5.80%, 8/01/23                           10,000       10,306,700


20



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA     San Bernardino Redev
        Agy Tax Alloc (Joint Pwr Fin)
        FSA Ser 95A
        5.75%, 10/01/25                         $ 5,000      $ 5,163,600
AAA     San Dimas Redev Agy
        (Creative Growth) FSA Ser 91A
        6.75%, 9/01/16                            1,000        1,088,720
AAA     San Francisco City & Cnty Int'l Arpt
        MBIA Ser 93 II-4
        6.00%, 5/01/14                            5,000        5,283,500
AAA     Shasta Lake COP
        Elec Sys Rev FSA Ser 96-2
        6.00%, 4/01/16                            2,895        3,060,970

        TOTAL LONG TERM MUNICIPAL BONDS
          (cost $122,553,650)                                130,639,344

        SHORT TERM MUNICIPAL NOTES-8.7%
A-1     Oakland IDR
        (Allen Temple Fam Life)
        Ser 97A VRDN
        3.55%, 8/01/27 (a)                        4,600        4,600,000
A-1+    Orange Cnty
        (Sanitation Dist No.1,2,3)
        AMBAC VRDN
        3.80%, 8/01/16 (a)                        3,100        3,100,000
A-1+    So Calif Pub Pwr Auth
        (Transmisson Proj) AMBAC VRDN
        3.40%, 7/01/19 (a)                        5,000        5,000,000

        TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $12,700,000)                                  12,700,000

        TOTAL INVESTMENTS-98.8%
          (cost $135,253,650)                                143,339,344
        Other assets less liabilities-1.2%                     1,719,881

        NET ASSETS-100%                                     $145,059,225


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See notes to financial statements.

     Glossary of Terms:
     AMBAC       American Municipal Bond Assurance Corporation
     AMT         Alternative Minimum Tax - (subject to)
     BAN         Bond Anticipation Note
     CAP MAC     Capital Markets Assurance Corporation
     CONNIE LEE  Connie Lee Insurance Company
     COP         Certificate of Participation
     ETM         Escrow to Maturity
     FGIC        Financial Guaranty Insurance Company
     FHA         Federal Housing Administration
     FNMA        Federal National Mortgage Association
     FSA         Financial Security Assurance, Inc.
     GNMA        Government National Mortgage Association
     GO          General Obligation
     HDA         Housing Development Authority
     HFA         Housing Finance Authority
     IDR         Industrial Development Revenue
     MBIA        Municipal Bond Investors Assurance
     MFHR        Multi-Family Housing Revenue
     NR          Rating not applied for
     PCR         Pollution Control Revenue
     SFMR        Single Family Mortgage Revenue


21



STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                           INSURED                                     INSURED
                                                            NATIONAL       NATIONAL       NEW YORK     CALIFORNIA     CALIFORNIA
                                                         -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost: National-
  $569,053,739; Ins. National-$221,042,091; New
  York-$295,724,351; California-$652,669,283;
  Ins. California-$135,253,650, respectively)            $595,585,147   $232,740,135   $317,524,697   $710,552,838   $143,339,344
  Cash                                                         83,990             -0-            -0-            -0-        21,935
  Receivable for investment securities sold                11,954,247        271,360        100,000      6,244,089             -0-
  Interest receivable                                       9,661,973      2,960,750      4,865,794     12,941,994      2,128,575
  Receivable for capital stock sold                         3,237,435        346,719        980,945      1,428,845        158,493
  Prepaid expenses                                             23,338         11,067             -0-            -0-            -0-
  Total assets                                            620,546,130    236,330,031    323,471,436    731,167,766    145,648,347

LIABILITIES
  Due to custodian                                                 -0-        25,813        320,292        379,091             -0-
  Payable for investment securities purchased               7,038,381             -0-     5,000,000             -0-            -0-
  Payable for capital stock redeemed                        2,090,026        454,212        606,576      1,099,802         78,241
  Dividends payable                                           899,142        331,364        478,221      1,084,337        211,003
  Distribution fee payable                                    320,443         98,168        160,575        335,904         61,355
  Advisory fee payable                                        102,993         99,010         40,192        183,997         67,551
  Unclaimed dividends                                          78,007             -0-            -0-        90,989         90,989
  Accrued expenses                                            154,773         90,474        111,018        135,284         79,983
  Total liabilities                                        10,683,765      1,099,041      6,716,874      3,309,404        589,122

NET ASSETS                                               $609,862,365   $235,230,990   $316,754,562   $727,858,362   $145,059,225

COMPOSITION OF NET ASSETS
  Capital stock, at par                                  $     55,771   $     22,415   $     31,352   $     65,916   $     10,446
  Additional paid-in capital                              587,507,625    219,401,181    298,914,571    682,656,328    137,180,364
  Undistributed net investment income (loss)                 (496,611)      (331,364)      (419,120)      (152,219)       116,368
  Accumulated net realized gain (loss) on
  investment transactions                                  (3,735,828)     4,440,714     (3,572,587)   (12,595,218)      (333,647)
  Net unrealized appreciation of investments               26,531,408     11,698,044     21,800,346     57,883,555      8,085,694
                                                         $609,862,365   $235,230,990   $316,754,562   $727,858,362   $145,059,225

  CLASS A SHARES
  Net assets                                             $329,540,284   $170,631,382   $181,745,387   $470,444,202   $103,647,106
  Shares of capital stock outstanding                      30,135,988     16,259,299     17,988,797     42,604,280      7,464,162

  CLASS B SHARES
  Net assets                                             $190,530,450   $ 45,542,415   $ 96,118,711   $166,672,223   $ 27,976,270
  Shares of capital stock outstanding                      17,423,816      4,339,709      9,513,629     15,094,150      2,014,717

  CLASS C SHARES
  Net assets                                             $ 89,791,631   $ 19,057,193   $ 38,890,464   $ 90,741,937   $ 13,435,849
  Shares of capital stock outstanding                       8,211,346      1,815,949      3,849,294      8,217,767        967,585

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share               $10.94         $10.49         $10.10         $11.04         $13.89
  Sales charge--4.25% of public offering price                    .49            .47            .45            .49            .62
  Maximum offering price                                       $11.43         $10.96         $10.55         $11.53         $14.51

CLASS B SHARES
  Net asset value and offering price per share                 $10.94         $10.49         $10.10         $11.04         $13.89

CLASS C SHARES
  Net asset value and offering price per share                 $10.94         $10.49         $10.10         $11.04         $13.89


See notes to financial statements.


22



STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997                      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                    NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                 -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME
  Interest                                        $37,294,957    $13,763,261    $18,916,699    $43,981,173    $ 8,775,760

EXPENSES
  Advisory fee                                      3,829,514      1,466,189      1,937,934      4,430,718        777,943
  Distribution fee - Class A                          969,311        498,660        534,527      1,368,415        305,769
  Distribution fee - Class B                        1,995,677        482,383        946,504      1,625,675        265,870
  Distribution fee - Class C                          900,510        201,322        372,434        902,092        129,342
  Transfer agency                                     537,778        154,576        276,264        441,391         78,864
  Custodian                                           153,743        100,726         89,814        157,041         93,808
  Administrative                                       99,000         99,000         99,000         99,000         99,000
  Registration                                         78,202         62,020          6,384          5,299          3,649
  Audit and legal                                      76,306         54,705         71,608         60,851         52,868
  Taxes                                                47,835         18,642         24,225         55,635         13,641
  Printing                                             46,315         20,537         36,533         72,460         12,755
  Directors' fees                                       3,988          3,988          3,988          3,988          3,988
  Miscellaneous                                        33,394         13,080         12,479          9,430          9,371
  Total expenses                                    8,771,573      3,175,828      4,411,694      9,231,995      1,846,868
  Less advisory fee waived (see note B)            (2,507,326)      (293,238)    (1,472,830)    (1,953,318)            -0-
  Net expenses                                      6,264,247      2,882,590      2,938,864      7,278,677      1,846,868
  Net investment income                            31,030,710     10,880,671     15,977,835     36,702,496      6,928,892

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions     14,826,601      4,944,358      4,174,320      5,003,142      1,740,386
  Net change in unrealized appreciation of
    investments                                     9,340,351      3,352,744      9,967,051     24,720,704      3,440,458
  Net gain on investments                          24,166,952      8,297,102     14,141,371     29,723,846      5,180,844

NET INCREASE IN NET ASSETS FROM OPERATIONS        $55,197,662    $19,177,773    $30,119,206    $66,426,342    $12,109,736


See notes to financial statements.


23



STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                 NATIONAL                INSURED NATIONAL
                                                     ----------------------------  ----------------------------
                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                          1997           1996           1997           1996
                                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                              $ 31,030,710   $ 34,751,054   $ 10,880,671   $ 11,513,311
  Net realized gain on investment transactions         14,826,601     16,964,535      4,944,358      8,542,348
  Net change in unrealized appreciation
    of investments                                      9,340,351    (13,559,055)     3,352,744     (3,328,071)
  Net increase in net assets from operations           55,197,662     38,156,534     19,177,773     16,727,588

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                           (17,434,356)   (18,357,293)    (8,055,946)    (8,246,992)
    Class B                                            (9,363,672)   (11,489,379)    (1,989,680)    (2,490,145)
    Class C                                            (4,232,682)    (5,041,417)      (835,045)      (998,865)
  Distributions in excess of net investment income
    Class A                                              (108,116)            --       (357,318)            --
    Class B                                              (167,843)            --       (141,497)            --
    Class C                                               (83,616)            --        (54,455)            --
  Net realized gain on investments
    Class A                                                    -0-            -0-    (2,137,301)            -0-
    Class B                                                    -0-            -0-      (675,181)            -0-
    Class C                                                    -0-            -0-      (283,681)            -0-

CAPITAL STOCK TRANSACTIONS
  Net decrease                                        (50,361,494)   (65,588,040)    (4,760,384)   (16,451,516)
  Total decrease                                      (26,554,117)   (62,319,595)      (112,715)   (11,459,930)

NET ASSETS
  Beginning of year                                   636,416,482    698,736,077    235,343,705    246,803,635
  End of year                                        $609,862,365   $636,416,482   $235,230,990   $235,343,705


See notes to financial statements.


24



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                              NEW YORK
                                                   ----------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                   OCT. 31, 1997  OCT. 31, 1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $15,977,835    $16,689,380
  Net realized gain on investment transactions        4,174,320      4,364,814
  Net change in unrealized appreciation
    of investments                                    9,967,051     (3,048,492)
  Net increase in net assets from operations         30,119,206     18,005,702

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (9,716,748)   (10,253,521)
    Class B                                          (4,491,417)    (4,792,337)
    Class C                                          (1,769,670)    (1,717,798)
  Distribution in excess of net
    investment income
    Class A                                            (212,191)            --
    Class B                                             (93,630)            --
    Class C                                             (39,023)            --

CAPITAL STOCK TRANSACTIONS
  Net decrease                                       (8,015,166)      (914,884)
  Total increase                                      5,781,361        327,162

NET ASSETS
  Beginning of year                                 310,973,201    310,646,039
  End of year                                      $316,754,562   $310,973,201


See notes to financial statements.


25



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                              CALIFORNIA                INSURED CALIFORNIA
                                                     ----------------------------  ----------------------------
                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                     OCT. 31, 1997  OCT. 31, 1996  OCT. 31, 1997  OCT. 31, 1996
                                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                              $ 36,702,496   $ 38,549,087   $  6,928,892   $  7,251,129
  Net realized gain (loss) on investment                5,003,142     (2,028,050)     1,740,386      1,834,892
  Net change in unrealized appreciation
    transations of investments                         24,720,704     11,344,019      3,440,458     (1,363,432)
  Net increase in net assets from operations           66,426,342     47,865,056     12,109,736      7,722,589

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                           (24,763,762)   (26,160,727)    (5,193,881)    (5,222,731)
    Class B                                            (7,675,192)    (8,034,602)    (1,166,553)    (1,268,940)
    Class C                                            (4,263,542)    (4,353,711)      (567,563)      (605,238)
  Distribution in excess of net investment income
    Class A                                              (117,642)            --        (38,493)            --
    Class B                                               (23,966)            --           (254)            --
    Class C                                               (10,658)            --             --             --

CAPITAL STOCK TRANSACTIONS
  Net decrease                                        (17,969,648)   (26,146,521)    (1,148,149)    (5,640,530)
  Total increase (decrease)                            11,601,932    (16,830,505)     3,994,843     (5,014,850)

NET ASSETS
  Beginning of year                                   716,256,430    733,086,935    141,064,382    146,079,232
  End of year (including undistributed
    net investment income of $116,368 for
    the Insured California Portfolio)                $727,858,362   $716,256,430   $145,059,225   $141,064,382


See notes to financial statements.


26



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

If market quotations are not readily available from such pricing service, a municipal security is valued at its fair value as determined in good faith by the Fund's Adviser, Alliance Capital Management, L.P. under procedures established by the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost which approximate market value, unless this method does not represent fair value.

2. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, certain portfolios had permanent differences, primarily due to distributions in excess of net tax-exempt investment income which resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital for those portfolios. These reclassifications had no affect on net assets.


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.

For the year ended October 31, 1997 the Adviser voluntarily agreed to waive part of its advisory fee for the National, Insured National, New York and California Portfolios. The aggregate amounts of such fee waivers were: National Portfolio, $2,507,326; Insured National Portfolio, $293,238; New York Portfolio, $1,472,830 and California Portfolio, $1,953,318. Pursuant to the Advisory Agreement, the Fund paid $495,000 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $392,417; Insured National Portfolio, $106,538; the New York Portfolio, $194,749; California Portfolio, $291,440 and Insured California Portfolio, $46,156.

Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's capital stock. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the year ended October 31, 1997 were: National Portfolio, $12,822; Insured National Portfolio, $19,944; New York Portfolio, $29,137; California Portfolio, $73,095. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class A shares were New York $1,562; and California $4,926. National, Insured National and Insured California had no contingent deferred sales charges. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $109,119; Insured National Portfolio, $29,576; New York Portfolio, $78,379; California Portfolio, $113,659; and Insured California Portfolio, $29,098. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares were:National Portfolio, $19,971; Insured National Portfolio, $9,128; New York Portfolio, $15,274; California Portfolio, $25,188; and Insured California, $964.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C shares. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to the Class B and Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                  CLASS B        CLASS C
---------                ----------     ----------
National                 $3,269,945     $2,600,719
Insured National          1,723,132        882,396
New York                  2,984,535      1,203,405
California                4,398,447      2,267,530
Insured California        1,488,429        577,218


28



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities and U.S. government securities) for the year ended October 31, 1997 were as follows:

PORTFOLIO                PURCHASES        SALES
---------              ------------   ------------
National               $431,813,674   $544,581,413
Insured National        214,156,738    253,019,567
New York                102,008,189    121,598,903
California              135,249,196    182,068,254
Insured California       45,634,615     56,619,250


There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 1997.

At October 31, 1997, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                          GROSS UNREALIZED            NET
                                   ----------------------------   UNREALIZED
                        TAX COST   APPRECIATION  (DEPRECIATION)  APPRECIATION
                     ------------  ------------  --------------  ------------
National             $569,086,430   $27,824,085   $(1,325,368)    $26,498,717
Insured National      221,043,160    11,698,258        (1,283)     11,696,975
New York              295,745,246    21,779,451            -0-     21,779,451
California            652,669,283    57,883,555            -0-     57,883,555
Insured California    135,253,650     8,085,694            -0-      8,085,694


NOTE E: TAXES
For Federal income tax purposes at October 31, 1997, the Fund had capital loss carryforwards for the following Portfolios: $3,702,936 expiring in 2003 for the National Portfolio; $3,551,488 expiring in 2003 for the New York Portfolio; $10,543,156 expiring in 2003 and $2,052,062 expiring in 2004 for the California Portfolio; and $333,647 expiring in 2002 for the Insured California Portfolio.


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, designated Class A, Class B and Class C shares. There are 200,000,000 authorized shares for each Class.

NATIONAL PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            3,200,221     5,575,925    $ 34,152,888    $ 58,487,725
Shares issued in
  reinvestment of
  dividends              965,819     1,019,710      10,298,158      10,606,458
Shares converted
  from Class B           966,203     1,147,625      10,317,831      11,942,215
Shares redeemed       (5,936,090)   (9,175,311)    (63,228,325)    (95,864,424)
Net decrease            (803,847)   (1,432,051)   $ (8,459,448)   $(14,828,026)

CLASS B
Shares sold            2,028,317     2,083,622    $ 21,665,451    $ 21,678,779
Shares issued in
  reinvestment of
  dividends              595,412       691,706       6,345,911       7,193,169
Shares converted
  to Class A            (966,312)   (1,147,625)    (10,317,831)    (11,942,215)
Shares redeemed       (4,683,031)   (5,326,953)    (49,816,107)    (55,286,254)
Net decrease          (3,025,614)   (3,699,250)   $(32,122,576)   $(38,356,521)

CLASS C
Shares sold            1,388,588     2,326,094    $ 14,824,288    $ 24,279,598
Shares issued in
  reinvestment of
  dividends              388,719       335,126       4,147,274       3,484,071
Shares redeemed       (2,709,926)   (3,859,000)    (28,751,032)    (40,167,162)
Net decrease            (932,619)   (1,197,780)   $ (9,779,470)   $(12,403,493)


INSURED NATIONAL PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,963,755     1,382,575    $ 20,121,552    $ 13,902,664
Shares issued in
  reinvestment of
  dividends and
  distributions          606,956       414,861       6,193,387       4,198,610
Shares converted
  from Class B            72,137        24,166         741,691         243,256
Shares redeemed       (1,983,414)   (2,661,772)    (20,244,010)    (26,886,521)
Net increase(decrease)   659,434      (840,170)   $  6,812,620    $ (8,541,991)


30



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

INSURED NATIONAL PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996            1997           1996
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              445,318       725,416    $  4,550,886    $  7,364,166
Shares issued in
  reinvestment of
  dividends and
  distributions          189,204       149,506       1,928,668       1,512,818
Shares converted
  to Class A             (72,158)      (24,166)       (741,691)       (243,256)
Shares redeemed       (1,295,176)   (1,637,886)    (13,217,186)    (16,598,949)
Net decrease            (732,812)     (787,130)   $ (7,479,323)   $ (7,965,221)

CLASS C
Shares sold              607,973       713,617    $  6,236,279    $  7,183,108
Shares issued in
  reinvestment of
  dividends and
  distributions          100,042        66,139       1,023,363         669,187
Shares redeemed       (1,106,023)     (777,517)    (11,353,323)     (7,796,599)
Net increase
  (decrease)            (398,008)        2,239    $ (4,093,681)   $     55,696


NEW YORK PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,656,405     1,703,514    $ 16,287,832    $ 16,329,024
Shares issued in
  reinvestment of
  dividends              622,430       661,612       6,108,602       6,340,256
Shares converted
  from Class B            68,401        25,442         672,992         280,942
Shares redeemed       (2,933,918)   (2,945,222)    (28,752,201)    (28,238,945)
Net decrease            (586,682)     (554,654)   $ (5,682,775)   $ (5,288,723)

CLASS B
Shares sold            1,571,739     1,812,208    $ 15,455,527    $ 17,384,846
Shares issued in
  reinvestment of
  dividends              335,027       323,928       3,289,276       3,102,964
Shares converted
  to Class A             (68,401)      (25,442)       (672,992)       (280,942)
Shares redeemed       (2,361,128)   (1,885,403)    (23,120,896)    (18,010,268)
Net increase
  (decrease)            (522,763)      225,291    $ (5,049,085)   $  2,196,600


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NEW YORK PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            1,428,234     1,388,105    $ 14,035,181    $ 13,398,638
Shares issued in
  reinvestment of
  dividends              199,225       132,115       1,958,524       1,265,387
Shares redeemed       (1,355,750)   (1,295,305)    (13,277,011)    (12,486,786)
Net increase             271,709       224,915    $  2,716,694    $  2,177,239


CALIFORNIA PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            3,738,289     4,406,385    $ 40,219,966    $ 46,067,687
Shares issued in
  reinvestment of
  dividends            1,166,476     1,158,430      12,506,829      12,118,531
Shares converted
  from Class B           142,469       108,411       1,524,654       1,125,538
Shares redeemed       (5,919,965)   (8,003,914)    (63,313,282)    (83,570,318)
Net decrease            (872,731)   (2,330,688)    $(9,061,833)   $(24,258,562)

CLASS B
Shares sold            2,222,122     2,529,481    $ 23,864,126    $ 26,499,615
Shares issued in
  reinvestment of
  dividends              443,701       404,752       4,759,751       4,234,295
Shares converted
  to Class A            (142,456)     (108,411)     (1,524,654)     (1,125,538)
Shares redeemed       (2,999,262)   (3,207,605)    (32,131,158)    (33,548,529)
Net decrease            (475,895)     (381,783)   $ (5,031,935)   $ (3,940,157)

CLASS C
Shares sold            1,575,361     2,465,162    $ 16,866,778    $ 25,830,785
Shares issued in
  reinvestment of
  dividends              377,469       250,607       4,052,166       2,619,923
Shares redeemed       (2,319,763)   (2,530,143)    (24,794,824)    (26,398,510)
Net increase
  (decrease)            (366,933)      185,626    $ (3,875,880)   $  2,052,198


32



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

INSURED CALIFORNIA PORTFOLIO
                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              579,093       827,900    $  7,766,679    $ 10,898,263
Shares issued in
  reinvestment of
  dividends              194,618       189,983       2,638,958       2,517,761
Shares converted
  from Class B            12,441         1,804         170,252          23,470
Shares redeemed         (903,548)   (1,244,117)    (12,186,021)    (16,388,925)
Net decrease            (117,396)     (224,430)   $ (1,610,132)   $ (2,949,431)

CLASS B
Shares sold              362,181       558,000    $  4,900,540    $  7,459,223
Shares issued in
  reinvestment of
  dividends               62,833        51,658         852,376         684,457
Shares converted
  to Class A             (12,440)       (1,804)       (170,252)        (23,470)
Shares redeemed         (391,053)     (703,582)     (5,261,290)     (9,300,020)
Net increase (decrease)   21,521       (95,728)   $    321,374    $ (1,179,810)

CLASS C
Shares sold              145,518       198,597    $  1,971,410    $  2,664,787
Shares issued in
  reinvestment of
  dividends               35,557        32,458         482,604         429,912
Shares redeemed         (171,093)     (349,078)     (2,313,405)     (4,605,988)
Net increase
  (decrease)               9,982      (118,023)   $    140,609    $ (1,511,289)


33



FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

NATIONAL PORTFOLIO

                                                                       CLASS A
                                            ---------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.51       $10.45       $ 9.41       $11.05       $10.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .57(b)       .58          .58          .57          .61
Net realized and unrealized gain (loss)
  on investment transactions                     .44          .06         1.04        (1.37)         .88
Net increase (decrease) in net asset
  value from operations                         1.01          .64         1.62         (.80)        1.49

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.58)        (.58)        (.57)        (.62)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.03)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.24)        (.01)
Total dividends and distributions               (.58)        (.58)        (.58)        (.84)        (.63)
Net asset value, end of year                  $10.94       $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on
  net asset value (c)                           9.88%        6.32%       17.73%       (7.65)%      14.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $329,540     $325,288     $338,311     $338,814     $386,484
Ratio to average net assets of:
  Expenses, net of fee waivers                   .69%         .69%         .71%         .62%         .65%
  Expenses, before fee waivers                  1.11%        1.10%        1.09%        1.09%        1.08%
  Net investment income, net of
    fee waivers                                 5.40%        5.55%        5.84%        5.61%        5.69%
Portfolio turnover rate                           72%         137%         118%         110%         233%


See footnote summary on page 48.


34



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NATIONAL PORTFOLIO

                                                                        CLASS B
                                            ----------------------------------------------------------------
                                                                                                 JANUARY 4,
                                                                                                  1993(D)
                                                          YEAR ENDED OCTOBER 31,                     TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.51       $10.45       $ 9.41       $11.05       $10.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .50(b)       .51          .51          .50          .44
Net realized and unrealized gain (loss)
  on investment transactions                     .44          .06         1.04        (1.38)         .63
Net increase (decrease) in net asset
  value from operations                          .94          .57         1.55         (.88)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.51)        (.51)        (.50)        (.45)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.24)          -0-
Total dividends and distributions               (.51)        (.51)        (.51)        (.76)        (.45)
Net asset value, end of period                $10.94       $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on
  net asset value (c)                           9.16%        5.61%       16.91%       (8.34)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $190,530     $214,994     $252,357     $250,391     $216,489
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.40%        1.40%        1.42%        1.32%        1.36%(e)
  Expenses, before fee waivers                  1.79%        1.81%        1.80%        1.80%        1.78%(e)
  Net investment income, net of
    fee waivers                                 4.69%        4.85%        5.13%        4.91%        4.59%(e)
Portfolio turnover rate                           72%         137%         118%         110%         233%


See footnote summary on page 48.


35



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NATIONAL PORTFOLIO

                                                                       CLASS C
                                            ----------------------------------------------------------------
                                                                                                    MAY 3,
                                                                                                   1993(D)
                                                          YEAR ENDED OCTOBER 31,                     TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.51       $10.45       $ 9.41       $11.05       $10.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .50(b)       .51          .51          .50          .26
Net realized and unrealized gain (loss)
  on investment transactions                     .44          .06         1.04        (1.38)         .36
Net increase (decrease) in net asset
  value from operations                          .94          .57         1.55         (.88)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.51)        (.51)        (.50)        (.27)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.24)          -0-
Total dividends and distributions               (.51)        (.51)        (.51)        (.76)        (.27)
Net asset value, end of period                $10.94       $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on
  net asset value (c)                           9.18%        5.62%       16.93%       (8.33)%       5.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $89,792      $96,134     $108,068     $133,249     $150,953
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.39%        1.39%        1.41%        1.31%        1.36%(e)
  Expenses, before fee waivers                  1.81%        1.80%        1.78%        1.79%        1.78%(e)
  Net investment income, net of
    fee waivers                                 4.70%        4.85%        5.16%        4.89%        4.17%(e)
Portfolio turnover rate                           72%         137%         118%         110%         233%


See footnote summary on page 48.


36



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

INSURED NATIONAL PORTFOLIO

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.28       $10.07       $ 8.96       $10.76       $ 9.87

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .50(b)       .51          .51          .53          .56
Net realized and unrealized gain (loss)
  on investment transactions                     .37          .22         1.13        (1.40)         .96
Net increase (decrease) in net asset
  value from operations                          .87          .73         1.64         (.87)        1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.52)        (.51)        (.53)        (.57)
Distributions in excess of net
  investment income                             (.02)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains           (.14)          -0-          -0-        (.39)        (.06)
Total dividends and distributions               (.66)        (.52)        (.53)        (.93)        (.63)
Net asset value, end of year                  $10.49       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total investment return based on
  net asset value (c)                           8.77%        7.43%       18.72%       (8.69)%      15.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $170,631     $160,425     $165,548     $153,656     $185,876
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.02%        1.02%        1.01%         .66%         .73%
  Expenses, before fee waivers                  1.15%        1.12%        1.12%        1.11%        1.11%
  Net investment income, net of
    fee waivers                                 4.85%        5.04%        5.37%        5.40%        5.40%
Portfolio turnover rate                           98%         157%         171%         149%         165%


See footnote summary on page 48.


37



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INSURED NATIONAL PORTFOLIO

                                                                        CLASS B
                                            ----------------------------------------------------------------
                                                                                                 JANUARY 4,
                                                                                                   1993(D)
                                                          YEAR ENDED OCTOBER 31,                     TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.28       $10.07       $ 8.96       $10.76       $10.10

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .44          .45          .46          .40
Net realized and unrealized gain (loss)
  on investment transactions                     .38          .22         1.12        (1.40)         .66
Net increase (decrease) in net asset
  value from operations                          .80          .66         1.57         (.94)        1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.45)        (.45)        (.46)        (.40)
Distributions in excess of net
  investment income                             (.03)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains           (.14)          -0-          -0-        (.39)          -0-
Total dividends and distributions               (.59)        (.45)        (.46)        (.86)        (.40)
Net asset value, end of period                $10.49       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total invesment return based on
  net asset value (c)                           8.07%        6.74%       17.91%       (9.38)%      10.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $45,542      $52,156      $58,990      $51,439      $42,954
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.75%        1.73%        1.72%        1.37%        1.45%(e)
  Expenses, before fee waivers                  1.86%        1.83%        1.83%        1.82%        1.83%(e)
  Net investment income, net of
    fee waivers                                 4.12%        4.32%        4.65%        4.71%        4.31%(e)
Portfolio turnover rate                           98%         157%         171%         149%         165%


See footnote summary on page 48.


38



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INSURED NATIONAL PORTFOLIO

                                                                        CLASS C
                                            ----------------------------------------------------------------
                                                                                                    MAY 3,
                                                                                                   1993(D)
                                                           YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.28       $10.07       $ 8.96       $10.76       $10.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .44          .45          .46          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .38          .22         1.12        (1.40)         .35
Net increase (decrease) in net asset
  value from operations                          .80          .66         1.57         (.94)         .59

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.45)        (.45)        (.46)        (.24)
Distributions in excess of net
  investment income                             (.03)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains           (.14)          -0-          -0-        (.39)          -0-
Total dividends and distributions               (.59)        (.45)        (.46)        (.86)        (.24)
Net asset value, end of period                $10.49       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total invesment return based on
  net asset value (c)                           8.07%        6.74%       17.91%       (9.38)%       5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,057      $22,763      $22,265      $24,112      $28,862
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.72%        1.72%        1.71%        1.36%        1.45%(e)
  Expenses, before fee waivers                  1.84%        1.82%        1.82%        1.81%        1.83%(e)
  Net investment income, net of fee waivers     4.15%        4.34%        4.69%        4.68%        3.98%(e)
Portfolio turnover rate                           98%         157%         171%         149%         165%


See footnote summary on page 48.


39



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

NEW YORK PORTFOLIO

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.66       $ 9.62       $ 8.72       $10.17       $ 9.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .53(b)       .55          .55          .55          .57
Net realized and unrealized gain (loss)
  on investment transactions                     .46          .04          .90        (1.40)         .79
Net increase (decrease) in net asset
  value from operations                          .99          .59         1.45         (.85)        1.36

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.55)        (.55)        (.55)        (.58)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.04)        (.14)
Total dividends and distributions               (.55)        (.55)        (.55)        (.60)        (.72)
Net asset value, end of year                  $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17


TOTAL RETURN
Total investment return based on net
  asset value (c)                              10.52%        6.30%       17.10%       (8.76)%      14.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $181,745     $179,452     $183,987     $182,170     $214,259
Ratio to average net assets of:
  Expenses, net of fee waivers                   .65%         .64%         .75%         .66%         .68%
  Expenses, before fee waivers                  1.12%        1.11%        1.12%        1.11%        1.13%
  Net investment income, net of
    fee waivers                                 5.45%        5.66%        5.93%        5.75%        5.76%
Portfolio turnover rate                           34%          64%          69%          69%          63%


See footnote summary on page 48.


40


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NEW YORK PORTFOLIO

                                                                         CLASS B
                                            ----------------------------------------------------------------
                                                                                                  JANUARY 4,
                                                                                                   1993(D)
                                                           YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $ 9.66       $ 9.62       $ 8.72       $10.17       $ 9.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)       .48          .48          .48          .41
Net realized and unrealized gain (loss)
  on investment transactions                     .46          .04          .90        (1.41)         .56
Net increase (decrease) in net asset
  value from operations                          .92          .52         1.38         (.93)         .97

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.48)        (.48)        (.47)        (.41)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions               (.48)        (.48)        (.48)        (.52)        (.41)
Net asset value, end of period                $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.72%        5.52%       16.19%       (9.44)%      10.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $96,119      $96,959      $94,400      $81,941      $58,504
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.35%        1.35%        1.45%        1.36%        1.39%(e)
  Expenses, before fee waivers                  1.84%        1.82%        1.83%        1.82%        1.84%(e)
  Net investment income, net of fee waivers     4.75%        4.95%        5.21%        5.05%        4.70%(e)
Portfolio turnover rate                           34%          64%          69%          69%          63%


See footnote summary on page 48.


41



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NEW YORK PORTFOLIO

                                                                        CLASS C
                                            ----------------------------------------------------------------
                                                                                                   MAY 3,
                                                                                                   1993(D)
                                                          YEAR ENDED OCTOBER 31,                     TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $ 9.66       $ 9.62       $ 8.72       $10.17       $ 9.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)       .48          .48          .48          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .46          .04          .90        (1.41)         .29
Net increase (decrease) in net asset
  value from operations                          .92          .52         1.38         (.93)         .53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.48)        (.48)        (.47)        (.25)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions               (.48)        (.48)        (.48)        (.52)        (.25)
Net asset value, end of period                $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.72%        5.52%       16.19%       (9.44)%       5.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $38,890      $34,562      $32,259      $34,646      $38,245
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.35%        1.34%        1.44%        1.36%        1.38%(e)
  Expenses, before fee waivers                  1.82%        1.81%        1.82%        1.81%        1.84%(e)
  Net investment income, net of fee waivers     4.75%        4.95%        5.24%        5.03%        4.42%(e)
Portfolio turnover rate                           34%          64%          69%          69%          63%


See footnote summary on page 48.


42



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

CALIFORNIA PORTFOLIO

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.59       $10.45       $ 9.43       $10.90       $10.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .58(b)       .58          .59          .59          .61
Net realized and unrealized gain (loss)
  on investment transactions                     .45          .14         1.02        (1.41)         .85
Net increase (decrease) in net asset
  value from operations                         1.03          .72         1.61         (.82)        1.46

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.58)        (.59)        (.59)        (.61)
Distributions from net realized gains             -0-          -0-          -0-        (.06)        (.01)
Total dividends and distributions               (.58)        (.58)        (.59)        (.65)        (.62)
Net asset value, end of year                  $11.04       $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value (c)                              10.07%        7.15%       17.55%       (7.73)%      14.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $470,444     $460,444     $478,535     $470,308     $531,293
Ratio to average net assets of:
  Expenses, net of fee waivers                   .78%         .77%         .74%         .64%         .74%
  Expenses, before fee waivers                  1.05%        1.05%        1.04%        1.05%        1.06%
  Net investment income, net of
    fee waivers                                 5.43%        5.57%        5.90%        5.78%        5.74%
Portfolio turnover rate                           20%          49%          39%          45%          83%


See footnote summary on page 48.


43



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CALIFORNIA PORTFOLIO

                                                                         CLASS B
                                            ----------------------------------------------------------------
                                                                                                  JANUARY 4,
                                                                                                   1993(D)
                                                           YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.59       $10.45       $ 9.43       $10.90       $10.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51(b)       .51          .51          .52          .44
Net realized and unrealized gain (loss)
  on investment transactions                     .45          .14         1.02        (1.41)         .63
Net increase (decrease) in net asset
  value from operations                          .96          .65         1.53         (.89)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.51)        (.52)        (.44)
Distributions from net realized gains             -0-          -0-          -0-        (.06)          -0-
Total dividends and distributions               (.51)        (.51)        (.51)        (.58)        (.44)
Net asset value, end of period                $11.04       $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.29%        6.37%       16.64%       (8.43)%      10.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $166,672     $164,895     $166,759     $160,879     $126,688
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.48%        1.47%        1.45%        1.35%        1.44%(e)
  Expenses, before fee waivers                  1.76%        1.75%        1.75%        1.75%        1.78%(e)
  Net investment income, net of
    fee waivers                                 4.72%        4.87%        5.19%        5.07%        4.66%(e)
Portfolio turnover rate                           20%          49%          39%          45%          83%


See footnote summary on page 48.


44



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CALIFORNIA PORTFOLIO

                                                                        CLASS C
                                            ----------------------------------------------------------------
                                                                                                   MAY 3,
                                                                                                   1993(D)
                                                           YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.59       $10.45       $ 9.43       $10.90       $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51(b)       .51          .51          .52          .26
Net realized and unrealized gain (loss)
  on investment transactions                     .45          .14         1.02        (1.41)         .36
Net increase (decrease) in net asset
  value from operations                          .96          .65         1.53         (.89)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.51)        (.52)        (.26)
Distributions from net realized gains             -0-          -0-          -0-        (.06)          -0-
Total dividends and distributions               (.51)        (.51)        (.51)        (.58)        (.26)
Net asset value, end of period                $11.04       $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.29%        6.38%       16.64%       (8.43)%       5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $90,742      $90,917      $87,793     $103,622     $117,379
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.48%        1.47%        1.44%        1.34%        1.44%(e)
  Expenses, before fee waivers                  1.74%        1.75%        1.74%        1.75%        1.78%(e)
  Net investment income, net of
    fee waivers                                 4.73%        4.87%        5.22%        5.06%        4.42%(e)
Portfolio turnover rate                           20%          49%          39%          45%          83%


See footnote summary on page 48.


45



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

INSURED CALIFORNIA PORTFOLIO

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.39       $13.32       $11.79       $14.25       $12.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .69(b)       .69          .68(a)       .69(a)       .70(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .50          .06         1.54        (1.99)        1.30
Net increase (decrease) in net asset
  value from operations                         1.19          .75         2.22        (1.30)        2.00

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.68)        (.68)        (.68)        (.69)        (.71)
Dividends in excess of net
  investment income                             (.01)          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.47)        (.03)
Total dividends and distributions               (.69)        (.68)        (.69)       (1.16)        (.74)
Net asset value, end of year                  $13.89       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.18%        5.79%       19.29%       (9.73)%      15.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $103,647     $101,542     $103,940      $94,857     $120,734
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.11%        1.08%        1.04%         .82%         .94%
  Expenses, before fee waivers                  1.11%        1.08%        1.09%        1.08%        1.08%
  Net investment income, net of
    fee waivers                                 5.09%        5.19%        5.34%        5.29%        5.06%
Portfolio turnover rate                           35%         118%         103%         100%         186%


See footnote summary on page 48.


46



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INSURED CALIFORNIA PORTFOLIO

                                                                         CLASS B
                                            ----------------------------------------------------------------
                                                                                                  JANUARY 4,
                                                                                                   1993(D)
                                                           YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $13.39       $13.32       $11.79       $14.25       $13.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .59(b)       .60          .58(a)       .60(a)       .49(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .50          .05         1.54        (2.00)         .89
Net increase (decrease) in net asset
  value from operations                         1.09          .65         2.12        (1.40)        1.38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.59)        (.58)        (.58)        (.59)        (.50)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.47)          -0-
Total dividends and distributions               (.59)        (.58)        (.59)       (1.06)        (.50)
Net asset value, end of period                $13.89       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value (c)                               8.37%        4.99%       18.35%      (10.43)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $27,976      $26,696      $27,816      $24,591      $21,234
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.81%        1.79%        1.74%        1.53%        1.65%(e)
  Expenses, before fee waivers                  1.81%        1.79%        1.80%        1.78%        1.79%(e)
  Net investment income, net of
    fee waivers                                 4.39%        4.49%        4.61%        4.60%        3.85%(e)
Portfolio turnover rate                           35%         118%         103%         100%         186%


See footnote summary on page 48.


47



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INSURED CALIFORNIA PORTFOLIO

                                                                        CLASS C
                                            ----------------------------------------------------------------
                                                                                                    MAY 3,
                                                                                                   1993(D)
                                                           YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------   OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $13.39       $13.32       $11.79       $14.25       $13.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .59(b)       .60          .58(a)       .60(a)       .29(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .50          .05         1.54        (2.00)         .48
Net increase (decrease) in net asset
  value from operations                         1.09          .65         2.12        (1.40)         .77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.59)        (.58)        (.58)        (.59)        (.30)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.47)          -0-
Total dividends and distributions               (.59)        (.58)        (.59)       (1.06)        (.30)
Net asset value, end of period                $13.89       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value (c)                               8.37%        4.99%       18.35%      (10.43)%       5.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,436      $12,826      $14,323      $12,472      $15,971
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.81%        1.78%        1.74%        1.52%        1.65%(e)
  Expenses, before fee waivers                  1.81%        1.78%        1.79%        1.77%        1.79%(e)
  Net investment income, net of
    fee waivers                                 4.39%        4.49%        4.64%        4.59%        3.74%(e)
Portfolio turnover rate                           35%         118%         103%         100%         186%


(a)  Net of fees voluntarily waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(d)  Commencement of distribution.

(e)  Annualized


48



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE MUNICIPAL INCOME FUND, INC. We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund, Inc. at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
December 4, 1997



FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and long-term capital gain distributions paid during the fiscal year ended October 31, 1997. As required by Federal tax law, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1997 calendar year on Form 1099-DIV which will be mailed by January 31, 1998.

                           EXEMPT-INTEREST      LONG-TERM CAPITAL
PORTFOLIO                     DIVIDENDS        GAIN DISTRIBUTIONS
-------------------        ---------------     ------------------
National                     $30,101,325          $       -0-
Insured National              10,121,194           2,731,909
New York                      16,183,619                  -0-
California                    36,375,062                  -0-
Insured California             6,153,340                  -0-


49



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREENE (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


50



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


51



ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIAR